Income Taxes - Current income tax and Deferred tax expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	¥ 398,498		¥ 444,449	¥ 393,771
Deferred Income Tax Expense (Benefit)	446,524		185,547	168,510
Income Tax Expense (Benefit)	¥ 845,022	$ 115,768	¥ 630,023	¥ 562,281